Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity
Schedule of Outstanding Shares

The numbers of shares held by the shareholders on 31 December 2017, 2016 and 2015, based on the most recent disclosure of the shareholders, are as follows:

(in EUR)	31.12.2017	31.12.2016	31.12.2015
Maruho Deutschland Co., Ltd., Osaka Japan
The total share of voting rights is assigned to Maruho Co., Ltd, Osaka, through the company Maruho Deutschland GmbH, Düsseldorf, which is controlled by the former.	7,631,586	7,631,586	4,467,143
Wilhelm Konrad Thomas Zours
The voting rights through the chain of subsidiaries listed below are attributed to Mr. Zours:
● DELPHI Unternehmensberatung AG	3,400,907	3,400,907	1,053,154
● VV Beteiligungen AG
● Deutsche Balaton AG
● ABC Beteiligungen AG
● Heidelberger Beteiligungsholding AG

Semper Constantia Invest GmbH, Vienna, Austria	1,165,212	N/A	N/A

Universal-Investment-Gesellschaft mbH, Frankfurt am Main, Germany	799,463	799,463	799,463
The share of voting rights is attributed to Universal-Investment GmbH through the company FEHO Vemögensverwaltungsgesellschaft.
Free float	25,419,660	25,890,477	19,170,670
Total	38,416,828	37,722,433	25,490,430

Schedule of Convertible Bonds and Warrants

The following positions were reported in connection with the convertible bonds and bonds with warrants as of 31 December 2017, 2016 and 2015:

(in EUR thousands)	31.12.2017	31.12.2016	31.12.2015
Non-current financial liabilities (measured at amortised cost)	2,693	3,597	11,230
Current financial debt (accrued interest from nominal interest rate)	85	273	830
Capital reserve (equity component: 2016/2021 convertible bond)	348	348	-
Capital reserve (equity component: 2011/2016 warrant bond)	1,227	1,227	1,227
Capital reserve (equity component: 2009/2017 warrant bond)	1,485	1,485	1,485
Capital reserve (equity component: 2017/2022 convertible bond)	296	-	-

Schedule of Stock Option Activity

2010 share option programme	31.12.2017	31.12.2016
Outstanding at the beginning of the period	439,500	534,400
Granted during the period	-	-
Forfeited during the period	4,500	13,500
Exercised during the period	-	-
Expired during the period	70,650	81,400
Outstanding at the end of the period	364,350	439,500
Exercisable at the end of the period	-	-
Range of exercise prices for outstanding options	EUR 3.26 – 4.05	EUR 2.44 – 4.05
Weighted average of remaining contractual life	18 months	27 months

2015 share option programme	31.12.2017	31.12.2016
Outstanding at the beginning of the period	548,000	-
Granted during the period	629,500	555,500
Forfeited during the period	34,000	7,500
Exercised during the period	-	-
Expired during the period	-	-
Outstanding at the end of the period	1,143,500	548,000
Exercisable at the end of the period	-	-
Range of exercise prices for outstanding options	EUR 2.49 – 4.02	EUR 2.49 – 3.28
Weighted average of remaining contractual life	60 months	59 months